Marektable Securities (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Marektable Securities
Marketable securities, beginning	$ 18,356	$ 35,067
Disposition of marketable securities	0	(5,477)
Received as option payments	1,634,500	0
Revaluation of marketable securities	(626,438)	(11,234)	$ 2,737
Marketable securities, ending	$ 1,026,418	$ 18,356	$ 35,067